UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2008 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Banks--2.0%
Bank of America	26,480	926,800
Consumer Discretionary--7.5%
Gap	13,540	240,741
Home Depot	21,730	562,590
Johnson Controls	8,160	247,493
Lowe's Cos.	11,790	279,305
McDonald's	3,840	236,928
News, Cl. A	49,600	594,704
Omnicom Group	11,750	453,080
Royal Caribbean Cruises	8,630 a	179,072
Time Warner	44,200	579,462
Toll Brothers	7,860 b	198,308
		3,571,683
Consumer Staples--13.9%
Cadbury, ADR	8,214	336,281
CVS Caremark	14,980	504,227
Dr. Pepper Snapple Group	11,188 b	296,258
Estee Lauder, Cl. A	6,480	323,417
Kellogg	9,590	537,999
Kraft Foods, Cl. A	26,855	879,501
Molson Coors Brewing, Cl. B	8,250	385,688
PepsiCo	7,320	521,696
Philip Morris International	22,480	1,081,288
Procter & Gamble	12,840	894,820
Wal-Mart Stores	9,500	568,955
Walgreen	7,590	234,986
		6,565,116
Energy--15.1%
Anadarko Petroleum	3,560	172,695
Chevron	20,860	1,720,533
Devon Energy	9,580	873,696
Exxon Mobil	30,634	2,379,036
Hess	3,580	293,846
Marathon Oil	9,020	359,627
Occidental Petroleum	6,080	428,336
Schlumberger	6,160	481,034
XTO Energy	9,795	455,663
		7,164,466
Exchange Traded Funds--.5%
iShares Russell 1000 Value Index
Fund	3,770	240,865
Financial--24.3%
ACE	6,550	354,551
Aflac	4,820	283,175
Ameriprise Financial	5,350	204,370
AON	8,100	364,176
Capital One Financial	4,540 a	231,540
Chubb	9,460	519,354
Citigroup	44,710	917,002
Fifth Third Bancorp	15,510	184,569
Franklin Resources	7,520	662,738
Goldman Sachs Group	4,050	518,400

JPMorgan Chase & Co.	46,470	2,170,149
Lincoln National	8,410	360,032
MetLife	14,840	831,040
Moody's	7,240 a	246,160
Northern Trust	6,490	468,578
PNC Financial Services Group	11,060	826,182
Principal Financial Group	6,240	271,378
Prudential Financial	3,200	230,400
T. Rowe Price Group	5,760	309,370
U.S. Bancorp	15,710	565,874
Wells Fargo & Co.	27,020	1,014,061
		11,533,099
Health Care--9.3%
Abbott Laboratories	17,490	1,007,074
Aetna	6,610	238,687
Amgen	11,380 b	674,492
Baxter International	3,720	244,143
Covidien	7,087	380,997
Merck & Co.	13,480	425,429
Schering-Plough	13,870	256,179
Thermo Fisher Scientific	4,340 b	238,700
Wyeth	25,090	926,825
		4,392,526
Industrial--9.6%
Dover	5,840	236,812
Eaton	6,420	360,676
General Electric	77,940	1,987,470
Honeywell International	6,080	252,624
Lockheed Martin	5,200	570,284
Raytheon	5,710	305,542
Tyco International	4,357	152,582
Union Pacific	3,120	222,019
Waste Management	14,040	442,120
		4,530,129
Information Technology--4.4%
Accenture, Cl. A	10,110	384,180
Automatic Data Processing	6,410	274,027
Cisco Systems	21,010 b	473,985
Intel	13,530	253,417
International Business Machines	2,300	269,008
Microsoft	9,840	262,630
Nokia, ADR	9,370	174,751
		2,091,998
Materials--2.9%
Air Products & Chemicals	3,090	211,634
Celanese, Ser. A	6,790	189,509
Dow Chemical	7,370	234,219
Freeport-McMoRan Copper & Gold	6,990	397,382
International Paper	13,480	352,906
		1,385,650
Telecommunication Services--4.0%
AT & T	49,240	1,374,781
Sprint Nextel	21,890	133,529
Verizon Communications	11,850	380,267
		1,888,577
Utilities--6.2%
Entergy	7,470	664,905
Exelon	11,080	693,830
FPL Group	6,510	327,453

NRG Energy	8,690 a,b	215,078
PG & E	6,630	248,294
Questar	5,620	229,970
Southern	15,040	566,858
		2,946,388
Total Common Stocks
(cost $45,558,941)		47,237,297

Investment of Cash Collateral for
Securities Loaned--1.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $645,732)	645,732 [c]	645,732

Total Investments (cost $46,204,673)	101.1%	47,883,029
Liabilities, Less Cash and Receivables	(1.1%)	(538,386)
Net Assets	100.0%	47,344,643

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the portfolio's securities on loan is $532,827 and the total market value of the collateral held by the portfolio is $645,732.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $46,204,673.

Net unrealized appreciation on investments was $1,678,356 of which $5,753,724 related to appreciated investment securities and $4,075,368 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	47,883,029	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	47,883,029	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
September 30, 2008 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Consumer Discretionary--14.1%
Advance Auto Parts	22,800	904,248
Aeropostale	82,375 a,b	2,645,061
American Greetings, Cl. A	117,500	1,796,575
ArvinMeritor	58,700 a	765,448
Blyth	49,600 a	562,464
Brinker International	101,350	1,813,151
Callaway Golf	109,000 a	1,533,630
DeVry	34,200	1,694,268
Dollar Tree	55,900 b	2,032,524
Family Dollar Stores	57,850	1,371,045
GameStop, Cl. A	56,000 b	1,915,760
Gentex	42,950	614,185
Hanesbrands	20,850 a,b	453,487
Hasbro	32,650 a	1,133,608
ITT Educational Services	19,900 a,b	1,610,109
John Wiley & Sons, Cl. A	16,200	655,290
Service Corporation International	58,600	489,896
Tiffany & Co.	20,700	735,264
Urban Outfitters	136,900 a,b	4,363,003
Warnaco Group	58,850 a,b	2,665,316
		29,754,332
Consumer Staples--4.2%
BJ's Wholesale Club	43,800 a,b	1,702,068
Central European Distribution	43,400 a,b	1,970,794
Church & Dwight	24,600	1,527,414
Hormel Foods	23,350 a	847,138
PepsiAmericas	41,100	851,592
Universal	40,300	1,978,327
		8,877,333
Energy--8.1%
Cameron International	35,300 b	1,360,462
Cimarex Energy	78,350	3,832,098
Denbury Resources	129,300 b	2,461,872
FMC Technologies	53,900 b	2,509,045
Frontline	42,800 a	2,057,396
Helmerich & Payne	18,300	790,377
Oil States International	16,800 b	593,880
Patterson-UTI Energy	40,100 a	802,802
Southwestern Energy	79,900 b	2,440,146
Superior Energy Services	12,850 b	400,149
		17,248,227
Financial--18.4%
AMB Property	43,650 a	1,977,345
American Financial Group	47,175	1,391,662
Cincinnati Financial	42,800	1,217,232
FirstMerit	82,100 a	1,724,100
HCC Insurance Holdings	103,450	2,793,150
Hospitality Properties Trust	121,300 a	2,489,076
Host Hotels & Resorts	65,000 a	863,850
Hudson City Bancorp	124,200	2,291,490
Janus Capital Group	23,300	565,724
Jones Lang LaSalle	42,900 a	1,865,292

Macerich	18,500	1,177,525
Nasdaq OMX Group	43,500 b	1,329,795
Philadelphia Consolidated Holding	14,100 b	825,837
Potlatch	18,800	872,132
ProLogis	36,650	1,512,546
Raymond James Financial	74,500 a	2,457,010
Reinsurance Group of America, Cl.
A	33,900 a	1,830,600
StanCorp Financial Group	67,200	3,494,400
SVB Financial Group	40,300 a,b	2,334,176
Synovus Financial	93,400 a	966,690
TCF Financial	31,200 a	561,600
Transatlantic Holdings	8,300	451,105
Weingarten Realty Investors	72,300 a	2,578,941
Westamerica Bancorporation	22,300	1,282,919
		38,854,197
Health Care--11.1%
BioMarin Pharmaceutical	37,400 a,b	990,726
Dentsply International	90,600	3,401,124
Edwards Lifesciences	18,400 a,b	1,062,784
Express Scripts	23,000 b	1,697,860
Invitrogen	104,800 a,b	3,961,440
LifePoint Hospitals	46,100 a,b	1,481,654
Lincare Holdings	74,600 b	2,244,714
Medicis Pharmaceutical, Cl. A	38,350 a	571,799
Perrigo	53,600 a	2,061,456
STERIS	39,600	1,488,168
Techne	14,300 b	1,031,316
Universal Health Services, Cl. B	30,100	1,686,503
Varian Medical Systems	13,600 b	776,968
Warner Chilcott, Cl. A	73,000 b	1,103,760
		23,560,272
Industrial--14.8%
AGCO	45,050 a,b	1,919,581
Brink's	16,400	1,000,728
Copart	11,500 b	437,000
Dun & Bradstreet	35,900	3,387,524
Dycom Industries	65,400 a,b	851,508
Fluor	26,000	1,448,200
Gardner Denver	51,500 b	1,788,080
GATX	34,700 a	1,373,079
Hubbell, Cl. B	55,350	1,940,018
Ingersoll-Rand, Cl. A	27,600	860,292
Jacobs Engineering Group	33,100 b	1,797,661
KBR	63,100	963,537
Kennametal	22,500	610,200
L-3 Communications Holdings	16,200	1,592,784
Manitowoc	54,400	845,920
Manpower	34,200	1,476,072
MPS Group	85,900 b	865,872
Nordson	37,800 a	1,856,358
Oshkosh	55,500	730,380
Rockwell Automation	16,300	608,642
SPX	36,650	2,822,050
Toro	26,200 a	1,082,060
Zebra Technologies, Cl. A	39,700 b	1,105,645
		31,363,191
Information Technology--11.9%
Activision Blizzard	102,800 b	1,586,204

Avnet	41,000 b	1,009,830
CommScope	63,200 b	2,189,248
Computer Sciences	31,600 b	1,270,004
Gartner	24,500 b	555,660
Harris	37,800	1,746,360
Ingram Micro, Cl. A	36,700 b	589,769
Integrated Device Technology	164,300 b	1,278,254
Intersil, Cl. A	91,900	1,523,702
Jabil Circuit	117,500	1,120,950
MasterCard, Cl. A	2,700	478,791
Mettler-Toledo International	13,500 b	1,323,000
Parametric Technology	52,200 b	960,480
Semtech	134,300 a,b	1,874,828
Sohu.com	10,000 a,b	557,500
Sybase	76,700 b	2,348,554
Synopsys	34,200 b	682,290
Tech Data	58,900 b	1,758,165
Western Digital	105,550 b	2,250,326
		25,103,915
Materials--7.7%
AK Steel Holding	56,600	1,467,072
Bunge	12,800	808,704
Carpenter Technology	23,200	595,080
CF Industries Holdings	5,500	503,030
Crown Holdings	73,800 b	1,639,098
Lubrizol	19,100	823,974
Minerals Technologies	58,200 a	3,454,752
Olin	25,800 a	500,520
Owens-Illinois	53,300 b	1,567,020
Reliance Steel & Aluminum	18,500	702,445
Terra Industries	80,800	2,375,520
Worthington Industries	120,400 a	1,798,776
		16,235,991
Telecommunication Services--1.2%
Telephone & Data Systems	69,200	2,473,900
Utilities--8.2%
Alliant Energy	59,650	1,921,327
CenterPoint Energy	146,900	2,140,333
Hawaiian Electric Industries	95,700 a	2,785,827
Integrys Energy	22,300	1,113,662
Pepco Holdings	64,650	1,481,132
Sierra Pacific Resources	374,000	3,582,920
Southern Union	72,500	1,497,125
UGI	32,700	843,006
WGL Holdings	62,500 a	2,028,125
		17,393,457
Total Common Stocks
(cost $242,486,443)		210,864,815

Other Investment--.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $937,000)	937,000 [c]	937,000
Investment of Cash Collateral for
Securities Loaned--20.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $44,208,933)	44,208,933 [c]	44,208,933

Total Investments (cost $287,632,376)	121.0%	256,010,748
Liabilities, Less Cash and Receivables	(21.0%)	(44,374,084)
Net Assets	100.0%	211,636,664

a	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the portfolio's securities on loan is $44,585,568 and the total market value of the collateral held by the portfolio is $44,208,933.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $287,632,376.

Net unrealized depreciation on investments was $31,621,628 of which $10,239,632 related to appreciated investment securities and $41,861,260 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)		Other Financial Instruments* ($)

Level 1 - Quoted Prices		#REF!	0

Level 2 - Other Significant Observable Inputs		0	0

Level 3 - Significant Unobservable Inputs		0	0

Total		#REF!	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2008 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)

Consumer Discretionary--13.6%
4Kids Entertainment	1,500 a	10,590
Aaron Rents	18,560	502,419
AH Belo, Cl. A	5,200	26,832
Arbitron	8,750	391,037
Audiovox, Cl. A	900 a,b	8,433
Big 5 Sporting Goods	11,050	114,036
Blue Nile	5,150 a,b	220,780
Brown Shoe	11,125 b	182,227
Brunswick	25,800 b	329,982
Buckle	6,769 b	375,950
Buffalo Wild Wings	5,050 a,b	203,212
Cabela's	14,100 a,b	170,328
California Pizza Kitchen	11,600 a,b	149,292
Cato, Cl. A	12,500	219,375
CEC Entertainment	9,618 a	319,318
Champion Enterprises	24,900 a,b	138,195
Charlotte Russe Holding	8,597 a,b	88,119
Children's Place Retail Stores	7,500 a,b	250,125
Christopher & Banks	11,250 b	86,287
CKE Restaurants	14,850	157,410
CPI	2,550 b	27,413
Crocs	25,250 a,b	90,395
Deckers Outdoor	4,800 a,b	499,584
DineEquity	590 b	9,947
Dress Barn	18,051 a	276,000
Drew Industries	7,764 a,b	132,842
E.W. Scripps, Cl. A	17,169 b	121,385
Ethan Allen Interiors	6,577 b	184,288
Finish Line, Cl. A	14,757 b	147,422
Fleetwood Enterprises	9,800 a,b	9,996
Fossil	16,650 a,b	470,029
Fred's, Cl. A	15,000 b	213,300
Genesco	8,000 a,b	267,840
Group 1 Automotive	7,250 b	157,542
Gymboree	11,319 a	401,825
Haverty Furniture	3,750 b	42,900
Hibbett Sports	11,550 a,b	231,231
Hillenbrand	21,350	430,416
Hot Topic	15,270 a,b	100,935
HSN	10,650 a	117,256
Iconix Brand Group	19,100 a,b	249,828
Interface, Cl. A	18,300	208,071
Interval Leisure Group	14,071 a	146,338
Jack in the Box	20,400 a	430,440
JAKKS Pacific	12,250 a,b	305,147
Jo-Ann Stores	8,675 a,b	182,001
JoS. A. Bank Clothiers	6,575 a,b	220,920
K-Swiss, Cl. A	9,623 b	167,440
La-Z-Boy	12,700 b	118,364
Landry's Restaurants	3,636 b	56,540
Libbey	6,650	56,591
Lithia Motors, Cl. A	3,050 b	13,146
Live Nation	25,650 a,b	417,326
LKQ	48,428 a	821,823
M/I Homes	5,400 b	123,012

Maidenform Brands	6,800 a	98,668
Marcus	6,890	110,791
Men's Wearhouse	14,600 b	310,104
Meritage Homes	10,450 a,b	258,115
Midas	7,079 a,b	97,407
Monaco Coach	1,450 b	2,828
Monarch Casino & Resort	4,650 a,b	52,964
Movado Group	9,550	213,443
Multimedia Games	3,050 a,b	13,207
National Presto Industries	1,550	115,475
Nautilus	450 a,b	2,056
NutriSystem	11,050 b	195,806
O'Charleys	4,700	41,125
OfficeMax	23,791	211,502
Oxford Industries	5,200 b	134,316
P.F. Chang's China Bistro	10,750 a,b	253,055
Panera Bread, Cl. A	11,500 a,b	585,350
Papa John's International	10,000 a	271,600
Perry Ellis International	3,850 a	57,403
PetMed Express	13,050 a	204,885
Pinnacle Entertainment	10,650 a,b	80,514
Polaris Industries	12,700 b	577,723
Pool	15,575 b	363,365
Pre-Paid Legal Services	3,350 a	138,221
Quiksilver	36,650 a	210,371
Radio One, Cl. D	21,350 a	16,012
Red Robin Gourmet Burgers	5,631 a	150,911
Ruby Tuesday	20,150 a,b	116,668
Russ Berrie & Co.	2,300 a,b	17,641
Ruth's Hospitality Group	2,300 a,b	9,039
Select Comfort	14,300 a,b	23,595
Shuffle Master	12,509 a	63,671
Skechers USA, Cl. A	7,774 a	130,836
Skyline	1,450 b	38,323
Sonic	18,275 a,b	266,267
Sonic Automotive, Cl. A	9,600	81,216
Spartan Motors	11,150 b	35,457
Stage Stores	14,600	199,436
Stamps.com	7,400 a	86,358
Standard-Pacific	39,535 a	194,117
Steak n Shake	5,200 a,b	45,136
Sturm Ruger & Co.	6,750 a	46,845
Superior Industries International	6,700 b	128,372
Texas Roadhouse, Cl. A	16,400 a,b	147,436
Ticketmaster	12,500 a	134,125
Tractor Supply	12,489 a,b	525,162
True Religion Apparel	6,350 a,b	164,147
Tuesday Morning	3,400 a,b	14,042
Tween Brands	6,500 a	63,635
UniFirst	5,800	249,922
Universal Electronics	6,350 a	158,623
Universal Technical Institute	5,850 a,b	99,801
Volcom	5,973 a,b	103,213
Winnebago Industries	8,235 b	106,396
WMS Industries	17,250 a	527,332
Wolverine World Wide	19,400	513,324
Zale	10,450 a,b	261,250
Zumiez	4,450 a,b	73,336
		20,785,418
Consumer Staples--4.3%
Alliance One International	32,500 a	123,500
Andersons	7,000 b	246,540

Boston Beer, Cl. A	2,813 a	133,589
Casey's General Stores	16,700 b	503,839
CBRL Group	7,850	206,455
Central Garden & Pet, Cl. A	25,500 a	151,725
Chattem	6,250 a,b	488,625
Darling International	29,600 a	328,856
Flowers Foods	26,249	770,671
Great Atlantic & Pacific Tea	8,450 a,b	91,429
Green Mountain Coffee Roasters	5,100 a,b	200,634
Hain Celestial Group	14,650 a,b	403,314
J & J Snack Foods	4,850 b	164,463
Lance	8,750 b	198,537
Longs Drug Stores	10,100	763,964
Mannatech	6,400 b	25,600
Nash Finch	5,050 b	217,756
Peet's Coffee & Tea	3,950 a,b	110,284
RC2	8,012 a,b	160,240
Sanderson Farms	5,550 b	203,907
Spartan Stores	7,650 b	190,332
Spectrum Brands	9,350 a,b	12,996
TreeHouse Foods	9,550 a,b	283,635
United Natural Foods	15,550 a,b	388,594
WD-40	4,728	169,877
		6,539,362
Energy--5.8%
Atwood Oceanics	18,650 a	678,860
Basic Energy Services	8,531 a,b	181,710
Bristow Group	7,560 a,b	255,830
CARBO Ceramics	6,200 b	319,982
Dril-Quip	10,124 a	439,280
Gulf Island Fabrication	6,260	215,782
Hornbeck Offshore Services	6,100 a,b	235,582
ION Geophysical	26,700 a	378,873
Lufkin Industries	5,050	400,716
Matrix Service	8,550 a,b	163,305
NATCO Group, Cl. A	5,550 a	222,999
Penn Virginia	12,650 b	676,016
Petroleum Development	5,062 a	224,601
PetroQuest Energy	15,500 a,b	237,925
Pioneer Drilling	18,186 a,b	241,874
SEACOR Holdings	7,900 a,b	623,705
St. Mary Land & Exploration	20,500	730,825
Stone Energy	13,302 a	563,074
Superior Well Services	5,500 a,b	139,205
Swift Energy	12,436 a	481,149
Tetra Technologies	24,972 a,b	345,862
Unit	17,598 a	876,732
World Fuel Services	11,150 b	256,784
		8,890,671
Financial--19.0%
Acadia Realty Trust	10,241	258,892
Anchor Bancorp Wisconsin	3,550 b	26,092
Bank Mutual	21,800	247,430
BankAtlantic Bancorp, Cl. A	3,050	25,010
BioMed Realty Trust	27,380	724,201
Boston Private Financial Holdings	16,500 b	144,210
Brookline Bancorp	19,700 b	251,963
Cascade Bancorp	8,550 b	76,009
Cash America International	10,562	380,654
Cedar Shopping Centers	21,066	278,493
Central Pacific Financial	9,350 b	157,173
Colonial Properties Trust	18,250 b	341,092

Columbia Banking System	6,200	109,926
Community Bank System	13,150 b	330,722
Corus Bankshares	11,550 b	46,778
Delphi Financial Group, Cl. A	13,200	370,128
DiamondRock Hospitality	27,150	247,065
Dime Community Bancshares	11,350	172,747
East West Bancorp	20,500 b	280,850
EastGroup Properties	9,100	441,714
Entertainment Properties Trust	10,779 b	589,827
Extra Space Storage	27,350 b	420,096
Financial Federal	8,700 b	199,404
First BanCorp/Puerto Rico	32,000	353,920
First Cash Financial Services	9,269 a	139,035
First Commonwealth Financial	26,100 b	351,567
First Financial Bancorp	12,800	186,880
First Financial Bankshares	7,200 b	373,536
First Midwest Bancorp	16,800	407,232
FirstFed Financial	4,837 a	37,922
Flagstar Bancorp	15,150 b	45,147
Forestar Real Estate Group	11,150 a	164,462
Frontier Financial	15,270 b	205,076
Glacier Bancorp	19,400 b	480,538
Greenhill & Co.	6,977 b	514,554
Guaranty Financial Group	13,873 a,b	54,798
Hancock Holding	8,650 b	441,150
Hanmi Financial	14,350	72,467
Hilb, Rogal & Hobbs	11,500	537,510
Home Properties	12,234 b	708,960
Independent Bank	5,620	34,788
Infinity Property & Casualty	4,609	189,891
Inland Real Estate	21,300 b	334,197
Investment Technology Group	13,758 a	418,656
Irwin Financial	5,100 b	20,145
Kilroy Realty	11,500 b	549,585
Kite Realty Group Trust	7,800	85,800
LaBranche & Co.	23,482 a	105,669
LandAmerica Financial Group	4,950 b	120,037
LaSalle Hotel Properties	16,274	379,510
Lexington Realty Trust	27,850 b	479,577
LTC Properties	5,950	174,454
Medical Properties Trust	18,550 b	210,542
Mid-America Apartment Communities	8,620	423,587
Nara Bancorp	5,400 b	60,480
National Financial Partners	11,750 b	176,250
National Penn Bancshares	28,050 b	409,530
National Retail Properties	26,200 b	627,490
Navigators Group	3,650 a	211,700
Old National Bancorp	23,550 b	471,471
optionsXpress Holdings	14,627	284,056
Parkway Properties	3,826 b	144,852
Pennsylvania Real Estate
Investment Trust	13,500 b	254,475
Piper Jaffray	5,207 a,b	225,203
Portfolio Recovery Associates	5,050 a,b	245,582
Presidential Life	7,500 b	118,425
PrivateBancorp	7,900 b	329,114
ProAssurance	11,344 a,b	635,264
Prosperity Bancshares	12,400 b	421,476
Provident Bankshares	11,200 b	108,752
PS Business Parks	4,800	276,480
Rewards Network	10,400 a	52,208
RLI	6,700 b	416,003

Safety Insurance Group	7,336	278,254
Selective Insurance Group	19,050 b	436,626
Senior Housing Properties Trust	37,300	888,859
Signature Bank	9,117 a	318,001
South Financial Group	23,300 b	170,789
Sovran Self Storage	6,000	268,140
Sterling Bancorp	8,950 b	129,417
Sterling Bancshares	20,500	214,225
Sterling Financial	17,029 b	246,921
Stewart Information Services	3,458 b	102,876
Stifel Financial	8,214 a	409,879
Susquehanna Bancshares	30,100 b	587,552
SWS Group	9,628 b	194,100
Tanger Factory Outlet Centers	9,900 b	433,521
Tower Group	6,082	143,292
TradeStation Group	10,950 a,b	102,383
Trustco Bank	27,150 b	317,927
UCBH Holdings	36,000 b	230,760
UMB Financial	11,350 b	596,102
Umpqua Holdings	20,700	304,497
United Bankshares	13,200	462,000
United Community Banks	12,040	159,655
United Fire & Casualty	7,000 b	200,130
Urstadt Biddle Properties, Cl. A	7,000	131,250
Whitney Holding	20,900 b	506,825
Wilshire Bancorp	9,997 b	121,663
Wintrust Financial	5,650 b	165,828
World Acceptance	6,148 a,b	221,328
Zenith National Insurance	12,050 b	441,512
		28,974,791
Health Care--13.4%
Abaxis	6,900 a,b	135,930
Air Methods	4,000 a	113,240
Allscripts Healthcare Solutions	21,100 a	262,484
Alpharma, Cl. A	14,450 a,b	533,060
Amedisys	8,583 a,b	417,735
American Medical Systems Holdings	24,350 a,b	432,456
AMERIGROUP	19,148 a	483,296
AMN Healthcare Services	9,750 a	171,308
AmSurg	10,400 a,b	264,888
Analogic	5,400 b	268,704
ArQule	11,250 a	36,225
ArthroCare	9,000 a,b	249,480
BIOLASE Technology	12,550 a	23,720
Cambrex	17,500 a,b	107,625
Centene	15,476 a	317,413
Chemed	7,940 b	326,016
CONMED	10,060 a	321,920
Cooper	17,019 b	591,580
Cross Country Healthcare	11,150 a	181,633
CryoLife	8,400 a	110,208
Cubist Pharmaceuticals	22,812 a,b	507,111
Cyberonics	8,581 a	145,877
Datascope	4,250	219,428
Dionex	6,833 a	434,237
Eclipsys	18,400 a,b	385,480
Enzo Biochem	11,316 a	124,250
Greatbatch	8,700 a,b	213,498
Haemonetics	7,800 a	481,416
HealthExtras	9,900 a	258,588
HealthSpring	16,700 a	353,372
Healthways	14,233 a	229,578

HMS Holdings	6,350 a	152,146
ICU Medical	6,250 a	190,063
II-VI	7,950 a	307,347
Immucor	23,125 a	739,075
Integra LifeSciences Holdings	5,300 a,b	233,359
Invacare	13,550 b	327,097
Inventiv Health	12,000 a,b	211,920
Kendle International	3,900 a	174,369
Kensey Nash	4,950 a,b	155,727
Landauer	3,000	218,250
LCA-Vision	12,600 b	58,464
LHC Group	3,876 a	110,388
Magellan Health Services	13,500 a	554,310
Martek Biosciences	11,900 a,b	373,898
MedCath	7,250 a	129,920
Mentor	13,150 b	313,759
Meridian Bioscience	12,750 b	370,260
Merit Medical Systems	9,600 a	180,192
Molina Healthcare	3,948 a	122,388
Natus Medical	6,369 a	144,322
Noven Pharmaceuticals	8,200 a,b	95,776
Odyssey HealthCare	10,250 a	104,038
Omnicell	11,100 a	145,965
Osteotech	6,050 a	25,773
Owens & Minor	12,900	625,650
Palomar Medical Technologies	6,350 a	85,471
Par Pharmaceutical Cos.	11,900 a	146,251
PAREXEL International	16,850 a	482,921
Pediatrix Medical Group	16,379 a	883,156
PharmaNet Development Group	7,100 a	51,262
PharMerica	8,550 a	192,290
Phase Forward	15,350 a	320,968
PSS World Medical	22,000 a	429,000
Regeneron Pharmaceuticals	20,650 a,b	450,790
RehabCare Group	7,250 a	131,225
Res-Care	10,050 a	182,307
Salix Pharmaceuticals	16,700 a	107,047
Savient Pharmaceuticals	13,300 a,b	198,303
Sciele Pharma	10,250 a,b	315,598
Sunrise Senior Living	15,550 a,b	214,435
SurModics	5,400 a,b	170,046
Symmetry Medical	10,200 a,b	189,312
Theragenics	16,750 a	52,260
ViroPharma	22,800 a,b	299,136
Vital Signs	2,550	188,445
West Pharmaceutical Services	10,650 b	519,933
Zoll Medical	6,150 a	201,228
		20,577,596
Industrial--17.4%
A.O. Smith	8,000 b	313,520
AAR	11,300 a,b	187,467
ABM Industries	14,347	313,338
Acuity Brands	14,400	601,344
Administaff	8,350	227,287
Albany International, Cl. A	5,919	161,766
Apogee Enterprises	10,163	152,750
Applied Industrial Technologies	12,931	348,232
Applied Signal Technology	5,050	87,769
Arkansas Best	8,800 b	296,472
Astec Industries	6,450 a,b	198,854
ATC Technology	10,300 a	244,522
Baldor Electric	15,450 b	445,115

Barnes Group	13,350 b	269,937
Bowne & Co.	11,934	137,838
Brady, Cl. A	16,533 b	583,284
Briggs & Stratton	15,400 b	249,172
C & D Technologies	1,300 a,b	7,384
Cascade	2,300	100,763
CDI	5,050	112,767
Ceradyne	9,000 a	329,940
CLARCOR	16,418 b	623,063
Coinstar	7,800 a	249,600
Consolidated Graphics	4,400 a	133,452
Cubic	7,200	177,048
Curtiss-Wright	15,000	681,750
EMCOR Group	24,850 a	654,052
EnPro Industries	7,058 a,b	262,275
Esterline Technologies	10,500 a	415,695
Forward Air	10,100	275,023
G & K Services, Cl. A	6,900	228,045
Gardner Denver	18,300 a	635,376
GenCorp	16,000 a,b	107,840
Griffon	17,516 a,b	157,994
Healthcare Services Group	11,625 b	212,621
Heartland Express	21,766 b	337,808
Heidrick & Struggles International	6,058 b	182,649
Hub Group, Cl. A	13,250 a,b	498,863
Insituform Technologies, Cl. A	9,100 a,b	136,136
John Bean Technologies	9,600 a	121,536
Kaman	6,924	197,196
Kaydon	8,600 b	387,516
Kirby	19,350 a	734,139
Knight Transportation	17,625 b	299,096
Landstar System	18,250	804,095
Lawson Products	1,500	41,475
Lennox International	18,057	600,756
Lindsay	3,450 b	250,988
Lydall	6,950 a	66,929
Mobile Mini	11,400 a,b	220,362
Moog, Cl. A	13,550 a,b	581,024
Mueller Industries	14,150	325,591
NCI Building Systems	8,490 a,b	269,558
Old Dominion Freight Line	9,554 a,b	270,760
On Assignment	11,200 a	88,256
Orbital Sciences	19,800 a	474,606
Quanex Building Products	13,350	203,454
Regal-Beloit	10,550 b	448,586
Robbins & Myers	12,750	394,358
School Specialty	6,550 a,b	204,295
Simpson Manufacturing	13,740 b	372,217
SkyWest	20,344	325,097
Spherion	22,000 a	107,140
Standard Register	6,750 b	66,488
Standex International	5,000	138,750
Teledyne Technologies	12,900 a	737,364
Tetra Tech	21,600 a	519,696
Toro	14,031 b	579,480
Tredegar	10,651 b	189,481
Triumph Group	6,250	285,688
TrueBlue	16,100 a,b	260,176
United Stationers	8,581 a,b	410,429
Universal Forest Products	6,400 b	223,424
Valmont Industries	6,433	531,945
Viad	5,000	143,950

Vicor	7,050 b	62,604
Volt Information Sciences	3,950 a	35,471
Wabash National	6,450	60,953
Waste Connections	26,025 a	892,658
Watsco	9,873 b	496,414
Watson Wyatt Worldwide, Cl. A	15,792	785,336
Watts Water Technologies, Cl. A	11,184 b	305,882
Woodward Governor	20,746 b	731,711
		26,585,741
Information Technology--16.9%
Actel	6,400 a	79,872
Adaptec	42,050 a	137,924
Advanced Energy Industries	13,500 a	184,680
Agilysys	5,850	59,027
Anixter International	10,150 a,b	604,027
Arris Group	43,306 a,b	334,755
ATMI	11,400 a,b	204,972
Avid Technology	10,017 a,b	241,009
Axcelis Technologies	30,100 a,b	51,170
Bankrate	4,150 a,b	161,477
Bel Fuse, Cl. B	4,400	125,268
Belden	14,150 b	449,829
Benchmark Electronics	28,063 a	395,127
Black Box	6,700	231,351
Blackbaud	16,150 b	297,968
Blue Coat Systems	13,700 a,b	194,403
Brightpoint	22,267 a,b	160,322
Brooks Automation	22,262 a,b	186,110
Cabot Microelectronics	7,950 a,b	255,036
CACI International, Cl. A	10,600 a	531,060
Captaris	9,950 a	45,870
Catapult Communications	2,900 a	13,949
Checkpoint Systems	14,000 a	263,480
CIBER	18,550 a	129,665
Cognex	14,790	298,166
Cohu	6,000	94,920
Comtech Telecommunications	8,800 a	433,312
Concur Technologies	12,750 a,b	487,815
CSG Systems International	13,407 a	235,025
CTS	14,100 b	180,198
CyberSource	21,552 a	347,203
Cymer	12,450 a,b	315,359
Cypress Semiconductor	52,500 a	274,050
Daktronics	10,900 b	181,594
DealerTrack Holdings	16,600 a,b	279,544
Digi International	13,950 a	142,290
Diodes	10,000 a	184,500
DSP Group	8,950 a	68,468
Electro Scientific Industries	9,950 a	141,489
Epicor Software	23,150 a,b	182,654
EPIQ Systems	9,450 a	128,520
Exar	19,800 a,b	151,668
FARO Technologies	6,700 a	136,479
FEI	11,050 a,b	263,101
Gentiva Health Services	9,350 a,b	251,889
Georgia Gulf	17,000 b	42,500
Gerber Scientific	6,700 a	61,238
Gevity HR	7,950	57,876
H.B. Fuller	14,557 b	303,805
Harmonic	35,640 a,b	301,158
Hutchinson Technology	6,700 a,b	77,586
Informatica	30,500 a	396,195

InfoSpace	14,652 b	158,974
Insight Enterprises	20,500 a	274,905
Intevac	6,800 a	72,352
Itron	11,300 a,b	1,000,389
j2 Global Communications	16,196 a,b	378,177
JDA Software Group	9,200 a	139,932
Keithley Instruments	3,000	25,110
Knot	8,000 a,b	66,800
Kopin	22,450 a,b	70,044
Kulicke & Soffa Industries	16,550 a,b	74,641
Littelfuse	6,800 a	202,164
LoJack	8,200 a,b	54,858
Magnetek	6,100 a	24,705
Manhattan Associates	9,400 a	209,996
ManTech International, Cl. A	7,850 a	465,427
MAXIMUS	4,496	165,633
Mercury Computer Systems	5,200 a	46,280
Methode Electronics	14,900	133,206
Micrel	21,450	194,551
Micros Systems	28,925 a	771,140
Microsemi	25,450 a	648,466
MKS Instruments	15,250 a,b	303,628
MTS Systems	6,502	273,734
NETGEAR	14,000 a	210,000
Network Equipment Technologies	6,750 a	23,085
Newport	13,600 a,b	146,608
Novatel Wireless	18,093 a,b	109,644
OM Group	10,100 a,b	227,250
Park Electrochemical	8,678	210,355
PC-Tel	6,300	58,716
Perficient	12,500 a,b	83,000
Pericom Semiconductor	5,950 a	62,475
Phoenix Technologies	6,500 a	51,935
Photon Dynamics	4,050 a,b	62,168
Photronics	12,000 a	22,560
Plexus	14,400 a	298,080
Progress Software	16,800 a	436,632
Quality Systems	6,100 b	257,786
Radiant Systems	12,355 a	107,365
Radisys	9,100 a,b	78,260
Rogers	6,518 a	241,036
Rudolph Technologies	9,050 a	75,839
ScanSource	8,950 a	257,670
Secure Computing	20,650 a,b	113,162
SI International	4,250 a	127,713
Skyworks Solutions	52,650 a,b	440,154
Smith Micro Software	9,050 a,b	64,255
Sonic Solutions	9,500 a,b	41,800
SPSS	8,500 a	249,560
Standard Microsystems	9,900 a,b	247,302
Stratasys	8,300 a,b	145,001
Supertex	5,234 a,b	147,389
Sykes Enterprises	14,063 a,b	308,823
Symmetricom	15,450 a,b	76,787
Synaptics	11,625 a,b	351,308
SYNNEX	2,664 a,b	59,514
Take-Two Interactive Software	24,100 a,b	395,240
Technitrol	16,750	247,732
THQ	19,300 a	232,372
Tollgrade Communications	7,500 a	31,500
Triquint Semiconductor	47,200 a	226,088
TTM Technologies	13,800 a,b	136,896

Tyler Technologies	10,350 a,b	157,010
Ultratech	6,300 a	76,230
United Online	31,686 b	298,165
Varian Semiconductor Equipment
Associates	22,475 a,b	564,572
Veeco Instruments	9,000 a,b	133,290
ViaSat	8,300 a	195,714
Websense	13,200 a	295,020
Wright Express	13,200 a	394,020
		25,889,146
Materials--3.0%
A.M. Castle & Co.	4,950 b	85,536
AMCOL International	7,300 b	228,198
Arch Chemicals	7,800	275,340
Balchem	5,650	150,686
Brush Engineered Materials	7,100 a,b	131,847
Buckeye Technologies	14,643 a	119,926
Century Aluminum	12,142 a	336,212
Deltic Timber	2,850 b	181,374
Gibraltar Industries	11,771	220,235
Headwaters	13,600 a,b	181,560
Material Sciences	1,450 a	8,337
Myers Industries	10,720	135,179
Neenah Paper	4,650 b	92,070
NewMarket	4,450 b	233,892
Olympic Steel	2,650	78,148
Omnova Solutions	11,050 a	21,990
Penford	2,550	45,110
PolyOne	24,075 a,b	155,284
Quaker Chemical	4,200	119,532
Rock-Tenn, Cl. A	14,050	561,719
RTI International Metals	7,900 a,b	154,524
Schulman (A.)	10,000	197,800
Schweitzer-Mauduit International	4,850	92,102
Stepan	2,500	136,425
Texas Industries	8,445 b	345,063
Wausau Paper	20,200	204,626
Zep	8,030 b	141,649
		4,634,364
Telecommunication Services--.2%
Fairpoint Communications	28,400 b	246,228
General Communication, Cl. A	13,500 a	125,010
		371,238
Utilities--5.4%
Allete	6,768	301,176
American States Water	4,100 b	157,850
Atmos Energy	34,032	905,932
Avista	22,053	478,771
Central Vermont Public Service	3,750	87,900
CH Energy Group	4,500 b	196,065
Cleco	21,550	544,137
El Paso Electric	13,856 a	290,976
Laclede Group	9,012	436,992
New Jersey Resources	12,850 b	461,187
Northwest Natural Gas	8,300 b	431,600
Piedmont Natural Gas	24,150 b	771,834
South Jersey Industries	11,172 b	398,840
Southern Union	38,943	804,173
Southwest Gas	17,536	530,639
UGI	33,377	860,459
UIL Holdings	10,408 b	357,307
UniSource Energy	9,258	270,241

		8,286,079
Total Common Stocks
(cost $136,077,772)		151,534,406
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bills
1.37%, 10/23/08	225,000 [c]	224,971
1.81%, 11/13/08	100,000 [c]	99,908
Total Short-Term Investments
(cost $324,595)		324,879

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $399,000)	399,000 [d]	399,000
Investment of Cash Collateral for
Securities Loaned--14.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $22,197,425)	22,197,425 [d]	22,197,425

Total Investments (cost $158,998,792)	114.0%	174,455,710
Liabilities, Less Cash and Receivables	(14.0%)	(21,442,566)
Net Assets	100.0%	153,013,144

a	Non-income producing security.

b	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the portfolio's securities on loan is $21,693,866 and the total market value of the collateral held by the portfolio is $22,197,425.

c	All or partially held by a broker as collateral for open financial futures positions.

d	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $158,998,792.

Net unrealized apppreciation on investments was $15,456,918 of which $34,522,733 related to appreciated investment securities and $19,065,815 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2008 (Unaudited)
Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2008 ($)

Financial Futures Long
Russell 2000 E-mini	25	1,696,000	December 2008	(63,268)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices		174,130,831	(63,268)

Level 2 - Other Significant Observable Inputs		324,879	0

Level 3 - Significant Unobservable Inputs		0	0

Total		174,455,710	(63,268)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2008 (Unaudited)

Common Stocks--90.9%	Shares	Value ($)

Exchange Traded Funds--1.5%
Technology Select Sector SPDR Fund	97,365 a	1,932,695
Industrials--2.9%
China High Speed Transmission
Equipment Group	956,964	1,749,711
First Solar	4,218 b	796,822
Vestas Wind Systems	13,577 b	1,181,932
		3,728,465
Information Technology--81.1%
Accenture, Cl. A	145,102	5,513,876
Activision Blizzard	122,370 b	1,888,169
Adobe Systems	142,072 b	5,607,582
Akamai Technologies	56,690 a,b	988,674
Alliance Data Systems	19,290 a,b	1,222,600
Altera	65,745	1,359,607
Amdocs	29,485 b	807,299
Amphenol, Cl. A	38,725	1,554,422
Analog Devices	48,535	1,278,897
Apple	40,991 b	4,659,037
Atheros Communications	24,567 a,b	579,290
Automatic Data Processing	73,959	3,161,747
BMC Software	14,270 b	408,550
Broadcom, Cl. A	72,295 b	1,346,856
Check Point Software Technologies	30,085 b	684,133
Cisco Systems	315,699 b	7,122,169
Cognizant Technology Solutions,
Cl. A	163,525 b	3,733,276
Concur Technologies	37,436 a,b	1,432,301
Dolby Laboratories, Cl. A	17,929 b	630,922
Electronic Arts	50,512 b	1,868,439
Fiserv	18,123 b	857,580
Google, Cl. A	9,570 b	3,832,976
Hewlett-Packard	74,885	3,462,682
Infosys Technologies, ADR	35,645	1,187,335
Intel	169,483	3,174,417
International Business Machines	19,459	2,275,925
Intuit	49,040 b	1,550,154
Juniper Networks	177,239 b	3,734,426
Lam Research	41,680 b	1,312,503
Logitech International	36,147 a,b	842,948
McAfee	34,553 b	1,173,420
Microchip Technology	40,122 a	1,180,790
Microsoft	201,325	5,373,364
NetApp	186,489 b	3,399,694
Nokia, ADR	149,290	2,784,259
Oracle	181,733 b	3,690,997
QUALCOMM	122,930	5,282,302
Research In Motion	28,024 b	1,914,039
Riverbed Technology	49,250 a,b	616,610
Salesforce.com	25,743 a,b	1,245,961
SAP, ADR	29,462 a	1,574,155
Symantec	51,972 b	1,017,612
Texas Instruments	140,255	3,015,483
Trimble Navigation	119,350 b	3,086,391

Varian Semiconductor Equipment
Associates	35,710 a,b	897,035
Visa, Cl. A	11,705	718,570
Western Union	39,337	970,444
		106,019,918
Telecommunication Services--5.4%
American Tower, Cl. A	54,192 b	1,949,286
AT & T	62,694	1,750,416
Metropcs Communications	110,907 a,b	1,551,589
Verizon Communications	54,476	1,748,135
		6,999,426
Total Common Stocks
(cost $142,593,460)		118,680,504

Other Investment--7.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,883,718)	9,883,718 [b]	9,883,718
Investment of Cash Collateral for
Securities Loaned--7.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,023,937)	10,023,937 [b]	10,023,937

Total Investments (cost $162,501,115)	106.2%	138,588,159
Liabilities, Less Cash and Receivables	(6.2%)	-8,081,764
Net Assets	100.0%	130,506,395

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund's securities on loan is $10,147,111 and the total market value of the collateral held by the fund is $10,023,937.

b	Non-income producing security.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $162,501,115.

Net unrealized depreciation on investments was $23,912,956 of which $1,501,861 related to appreciated investment securities and $25,414,817 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	135,656,517	0

Level 2 - Other Significant Observable Inputs	2,931,642	0

Level 3 - Significant Unobservable Inputs	0	0

Total	138,588,159	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)